Restructuring And Impairment Charges (Restructuring And Impairment Charges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets		¥ 480
Impairment charge of identifiable intangible assets	1,900	451
Total		2,339
Restructuring Process [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets		480
Impairment charge of identifiable intangible assets		451
Expenses related to closure of facilities		1,408
Total		¥ 2,339